Reinsurance	12 Months Ended
Dec. 31, 2011
Reinsurance [Abstract]
REINSURANCE

HARTFORD LIFE INSURANCE COMPANY AND SUBSIDIARIES

SCHEDULE IV

REINSURANCE

(In millions)

					Percentage of
	Gross	Ceded to Other	Assumed From Other	Net	Amount Assumed
	Amount	Companies	Companies	Amount	to Net
For the year ended December 31, 2011
Life insurance in force	$316,817	$130,029	$1,941	$188,729	1%

Insurance Revenues
Life insurance and annuities	$4,451	$531	$13	$3,933	—
Accident and health insurance	305	202	—	103	—

Total insurance Revenues	$4,756	$733	$13	$4,036	—

For the year ended December 31, 2010
Life insurance in force	$359,644	$150,446	$2,027	$211,225	1%

Insurance Revenues
Life insurance and annuities	$4,440	$546	$69	$3,963	2%
Accident and health insurance	316	213	—	103	—

Total insurance Revenues	$4,756	$759	$69	$4,066	2%

For the year ended December 31, 2009
Life insurance in force	$356,432	$145,639	$2,157	$212,950	1%

Insurance Revenues
Life insurance and annuities	$4,552	$628	$70	$3,994	2%
Accident and health insurance	338	232	—	106	—

Total insurance Revenues	$4,890	$860	$70	$4,100	2%